Nature of the Business and Basis of Presentation	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation

1.	Nature of the Business and Basis of Presentation

Zapata Quantum, Inc. (the “Company”, “we”, “us”, or “our”), following a strategic realignment in 2025, offers solutions to efficiently deploy and accelerate the development of quantum and hybrid quantum-classical computing applications. These solutions include software and software tools supported by services. Its software platform is based on patented technology and supports a wide range of use cases in cryptography, pharmaceuticals, manufacturing, materials discovery and defense. These planned operations are subject to the Company raising sufficient capital. The Company has worked with Fortune 500 enterprises and government agencies to unlock the potential of quantum computing.

The accompanying condensed consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. We believe that the disclosures contained in these condensed financial statements are adequate to make the information presented herein not misleading. These condensed financial statements should be read in conjunction with the financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on March 31, 2026 (the “Annual Report”). The accompanying condensed consolidated financial statements are unaudited, and in the opinion of management, contain all adjustments, including normal recurring adjustments, necessary to present fairly the Company’s financial position as of March 31, 2026, and the results of its operations and its cash flows for the three months ended March 31, 2026 and 2025. The balance sheet as of December 31, 2025 is derived from the Company’s audited financial statements.

Liquidity

The accompanying condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. For the three months ended March 31, 2026, the Company recorded a net loss of $1,310, used cash in operations of $999 and had a stockholders’ deficit of $9,357 as of that date. As of March 31, 2026, the Company had a cash balance of $642. Cash used in operations was primarily from the Company’s operating losses, working capital, and investment in strategic growth initiatives. The Company has incurred significant losses and negative cash flows from operations since inception and expects to continue to incur losses and negative cash flows for the foreseeable future as the Company expands its penetration of the quantum computing application development market. In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company’s management has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.

In April 2026, the Company sold and issued to accredited investors a total of 15,000 shares of Series D preferred stock (which are convertible into 34,160,784 shares of Common Stock, subject to adjustment) and Warrants to purchase up to 17,080,392 shares of Common Stock (representing 50% warrant coverage on an as-converted basis) for total gross proceeds of $15,000. The Company received net proceeds of $13,838 after deducting commissions and fees (see Note 12). The Company intends to use the net proceeds for working capital and general corporate purposes. As of the issuance date of these financial statements, management now expects that the Company’s existing cash will be sufficient to fund the Company’s current operating plan for at least twelve months from the date of issuance of these financial statements.

The Company is subject to risks and uncertainties similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, risks associated with changes in information technology, and the ability to raise additional capital to fund operations. The Company’s long-term success is dependent upon its ability to successfully market, deliver, and scale its quantum computing application development solutions, increase revenue, meet its obligations, obtain additional capital when needed and, ultimately, achieve profitable operations.

Although Management believes that it will be able to continue to raise funds by sale of its securities to provide the additional cash needed to meet the Company’s obligations, the restructuring activities aimed at restarting certain aspects of its core business require substantial funds to implement and there is no assurance that the Company will be able to continue raising the additional capital necessary to continue operations and execute on the Company’s business plan.